Reverse Stock Splits (Details Narrative)							12 Months Ended
	Feb. 08, 2018	Feb. 06, 2018	Feb. 07, 2017	Feb. 07, 2017	Apr. 14, 2016	Jan. 15, 2016	Dec. 31, 2017	Dec. 31, 2016
Reverse Stock Splits (Textual)
Reverse stock split, description			five thousand to-one reverse stock split	5,000-to-1 reverse stock split	200-to-1 reverse stock split	60-to-1 reverse stock split	1-for-20,000	1-for-10,000
Subsequent Event [Member]
Reverse Stock Splits (Textual)
Reverse stock split, description	five thousand to-one reverse stock split	5,000-to-1 reverse stock split